Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares
Statement [LineItems]
OPERATING REVENUES	$ 595,409,585	$ 18,158,267	$ 581,914,471	$ 670,872,643
OPERATING COSTS	498,477,841	15,202,130	490,157,339	535,942,631
GROSS PROFIT	96,931,744	2,956,137	91,757,132	134,930,012
OPERATING EXPENSES
Selling and marketing expenses	7,467,844	227,748	6,569,478	6,920,503
General and administrative expenses	21,467,202	654,687	19,360,539	23,464,019
Research and development expenses	28,830,313	879,241	25,499,408	24,369,907
Total operating expenses	57,765,359	1,761,676	51,429,425	54,754,429
OTHER OPERATING INCOME AND EXPENSES, NET	1,172,592	35,761	1,321,770	1,014,328
PROFIT FROM OPERATIONS	40,338,977	1,230,222	41,649,477	81,189,911
NON-OPERATING INCOME AND EXPENSES
Other income	2,924,734	89,196	2,709,694	1,730,740
Other gains and losses	4,349,992	132,662	3,444,138	1,667,382
Finance costs	(6,777,032)	(206,680)	(6,272,086)	(4,009,782)
Share of the profit or loss of associates and joint ventures	896,702	27,347	1,080,600	1,185,377
Total non-operating income and expenses	1,394,396	42,525	962,346	573,717
PROFIT BEFORE INCOME TAX	41,733,373	1,272,747	42,611,823	81,763,628
INCOME TAX EXPENSE	7,916,463	241,429	5,303,963	17,145,534
PROFIT FOR THE YEAR	33,816,910	1,031,318	37,307,860	64,618,094
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	234,388	7,148	(66,384)	1,157,261
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	10,016	305	211,468	(423,303)
Share of other comprehensive income (loss) of associates and joint ventures	160,374	4,891	2,468,244	(2,929,474)
Income tax relating to items that will not be reclassified subsequently to profit or loss	(84,472)	(2,576)	(264,618)	161,609
Items that will not be reclassified subsequently to profit or loss	320,306	9,768	2,348,710	(2,033,907)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	12,788,423	390,010	(1,536,221)	10,326,729
Unrealized loss on debt investments at fair value through other comprehensive income	(17,145)	(523)	(16,807)	(16,746)
Gain (loss) on hedging instruments	562,598	17,158	(312,029)	509,229
Share of other comprehensive loss of associates and joint ventures	(18,192)	(555)	(28,511)	(152,833)
Income tax related to items that may be reclassified subsequently to profit or loss	2,315	71	(5,792)
Items that may be reclassified subsequently to profit or loss	13,317,999	406,161	(1,899,360)	10,666,379
Other comprehensive income for the year, net of income tax	13,638,305	415,929	449,350	8,632,472
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	47,455,215	1,447,247	37,757,210	73,250,566
NET PROFIT ATTRIBUTABLE TO:
Owners of the Company	32,378,936	987,464	35,457,908	61,501,545
Non-controlling interests	1,437,974	43,854	1,849,952	3,116,549
PROFIT FOR THE YEAR	33,816,910	1,031,318	37,307,860	64,618,094
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Owners of the Company	45,203,116	1,378,564	36,020,578	69,706,868
Non-controlling interests	2,252,099	68,683	1,736,632	3,543,698
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 47,455,215	$ 1,447,247	$ 37,757,210	$ 73,250,566
EARNINGS PER SHARE
Basic | (per share)	$ 7.5	$ 0.23	$ 8.25	$ 14.39
Diluted | (per share)	7.2	0.22	8.04	13.81
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	14.99	0.46	16.51	28.77
Diluted | (per share)	$ 14.4	$ 0.44	$ 16.08	$ 27.61